UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13
(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended March 31, 2003.


If amended report check here: ____


American National Bank and Trust Company
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Name of Institutional Investment Manager


628 Main Street                      Danville         VA         24541
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Business Address (Street)           (City)          (State)       (Zip)


E. Budge Kent, Jr.   (434) 773-2265    Executive Vice President and
                                       Chief Trust and Investment Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION


--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 14th day of May, 2003.


                                AMERICAN NATIONAL BANK AND TRUST COMPANY
                                -----------------------------------------
                               (Name of Institutional Investment Manager)


                                /s/E. Budge Kent, Jr.
                                ----------------------------------
                                Executive Vice-President and
                                Chief Trust and Investment Officer

                                              NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK & TR. CO.

PAGE 1 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
AFLAC INC                                       1055102        294     9200 SH       SOLE                     0        9200       0
ABBOTT LABORATORIES                             2824100        933    24830 SH       SOLE                  8880       15150     800
ALLTEL CORPORATION                              20039103       667    14920 SH       SOLE                  5364        9556       0
AMERICAN ELECTRIC POWER CO.                     25537101       300    13161 SH       SOLE                  4813        8348       0
AMERICAN INTERNATIONAL GROUP                    26874107      1415    28627 SH       SOLE                 11621       16606     400
AMERICAN NATIONAL BANKSHARES                    27745108     18427   748477 SH       SOLE                443726      304751       0
AMERICAN NATIONAL BANKSHARES                    27745108      3781   153580 SH       DEFINED             153580           0       0
AMGEN INC                                       31162100      1718    29865 SH       SOLE                  8865       20600     400
ANHEUSER BUSCH                                  35229103      1607    34494 SH       SOLE                 12100       22194     200
APACHE CORP                                     37411105       224     3630 SH       SOLE                     0        3630       0
APPLIED MATERIALS INC                           38222105       422    33600 SH       SOLE                  4000       29600       0
AUTOMATIC DATA PROCESSING                       53015103      2962    96226 SH       SOLE                 32200       62726    1300
BB&T CORP                                       54937107      1125    35814 SH       SOLE                 31709        4105       0
BB&T CORP                                       54937107       330    10500 SH       DEFINED              10500           0       0
BP AMOCO PLC                                    55622104       579    15018 SH       SOLE                 14098         920       0
BANK OF AMERICA CORP                            60505104      2195    32846 SH       SOLE                 25446        7400       0
BELLSOUTH CORPORATION                           79860102       844    38976 SH       SOLE                 20548       18428       0
BERKSHIRE HATHAWAY INC CL B                     84670207       656      307 SH       SOLE                    13         294       0
BRISTOL-MYERS SQUIBB                            110122108     1743    82559 SH       SOLE                 59693       22866       0
CAPITAL ONE FINANCIAL CORP                      14040H105     1167    38900 SH       SOLE                 19800       19100       0
CARDINAL HEALTH INC            COM              14149Y108      631    11085 SH       SOLE                  5535        5550       0
CERTEGY INC                                     156880106      329    13075 SH       SOLE                  5800        7275       0
CHEVRONTEXACO CORP                              166764100      676    10463 SH       SOLE                  6530        3633     300
CISCO SYSTEMS INC                               17275R102      397    30600 SH       SOLE                  9650       20950       0
CITIGROUP INC                  COM              172967101     1050    30500 SH       SOLE                 11822       18178     500
COCA COLA CO                   COM              191216100     2301    56875 SH       SOLE                 41375       15500       0
COCA COLA CO                   COM              191216100      461    11400 SH       DEFINED              11400           0       0
COLGATE PALMOLIVE COMPANY                       194162103      899    16532 SH       SOLE                  6802        9730       0
CONOCOPHILLIPS                 COM              20825C104      930    17356 SH       SOLE                  8506        8450     400
                                                            ------  -------                             -------     -------   -----
TOTAL FOR PAGE 1                                             49063  1643416                              974376      664740    4300

PAGE 2 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
DNP SELECT INCOME FD INC                        23325P104      373    37656 SH       SOLE                 15606       22050       0
DIMON INC                                       254394109     1087   189802 SH       SOLE                102470       87332       0
DIMON INC                                       254394109      514    89750 SH       DEFINED              89750           0       0
DOMINION RES INC VA NEW                         25746U109      407     7370 SH       SOLE                  2172        5198       0
EI DU PONT DE NEMOURS & CO.                     263534109      343     8850 SH       SOLE                   900        7950       0
DUKE ENERGY CORP                                264399106      327    22536 SH       SOLE                 18036        3800     700
EMC CORP                                        268648102      213    29500 SH       SOLE                  8600       20800     100
EL PASO CORP                                    28336L109       80    13350 SH       SOLE                  3100       10250       0
EMERSON ELECTRIC CO                             291011104      217     4800 SH       SOLE                  3400        1400       0
EQUIFAX INC                    COM              294429105      419    20975 SH       SOLE                  5403       15572       0
EXXON MOBIL CORP               COM              30231G102     6809   194849 SH       SOLE                 97999       96850       0
EXXON MOBIL CORP               COM              30231G102      335     9600 SH       DEFINED               9600           0       0
FANNIE MAE                                      313586109     2662    40748 SH       SOLE                 12176       28072     500
FIRST DATA CORPORATION                          319963104      629    17000 SH       SOLE                  9600        7400       0
FIRST VIRGINIA BANKS INC.                       337477103      732    18686 SH       SOLE                  2925       15761       0
GENERAL ELECTRIC COMPANY                        369604103    10615   416275 SH       SOLE                239455      176220     600
GENERAL MILLS INC                               370334104      391     8600 SH       SOLE                  7100        1500       0
GILLETTE CO                    COM              375766102      725    23465 SH       SOLE                 22165        1300       0
HEWLETT PACKARD CO                              428236103      236    15218 SH       SOLE                  3853       11365       0
HOME DEPOT INC                                  437076102      359    14775 SH       SOLE                  6300        8475       0
HOOKER FURNITURE CORP                           439038100     4315   156916 SH       SOLE                156916           0       0
INTEL CORPORATION                               458140100     2214   136090 SH       SOLE                 54800       77790    3500
INTERNATIONAL BUSINESS MACHINES CORP            459200101     2373    30259 SH       SOLE                 16760       13499       0
JOHNSON & JOHNSON              COM              478160104     5813   100474 SH       SOLE                 36394       63080    1000
JOHNSON CONTROLS, INC                           478366107      353     4874 SH       SOLE                  1874        3000       0
KIMBERLY CLARK CORPORATION                      494368103      203     4481 SH       SOLE                  1381        3100       0
ELI LILLY & CO                                  532457108      414     7245 SH       SOLE                  7245           0       0
LOCKHEED MARTIN CORP.                           539830109      257     5413 SH       SOLE                  2313        3100       0
LOEWS CORP                                      540424108      355     8920 SH       SOLE                  8920           0       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 2                                             43770  1638477                              947213      684864    6400

PAGE 3 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
LOWES COMPANY INC                               548661107      914    22400 SH       SOLE                  1300       21100       0
MBNA CORPORATION                                55262L100     1179    78400 SH       SOLE                 32000       41900    4500
MERCK & CO INC                 COM              589331107     3753    68536 SH       SOLE                 32045       36491       0
MICROSOFT CORPORATION                           594918104      609    25200 SH       SOLE                 10750       13250    1200
MOTOROLA INC                   COM              620076109      312    37850 SH       SOLE                 13000       23950     900
NATIONAL BANKSHARES INC                         634865109      252     6500 SH       SOLE                     0        6500       0
NORFOLK SOUTHERN CORP                           655844108      328    17722 SH       SOLE                 16522        1200       0
PEPSICO INC                    COM              713448108     3136    78410 SH       SOLE                 35750       41860     800
PFIZER INC                     COM              717081103     4354   139785 SH       SOLE                 82135       56650    1000
PFIZER INC                     COM              717081103      275     8837 SH       DEFINED               8837           0       0
PHARMACIA CORPORATION                           71713U102      203     4692 SH       SOLE                  2130        2562       0
PHARMACIA CORPORATION                           71713U102      216     5000 SH       DEFINED               5000           0       0
PROCTER & GAMBLE CO            COM              742718109     2381    26742 SH       SOLE                 10050       16492     200
SBC COMMUNICATIONS INC                          78387G103      719    35875 SH       SOLE                 23987       11888       0
LARGE CAP BLENDED STYLE        S&P 500 FUND     78462F103      396     4679 SH       SOLE                  4679           0       0
SCHERING PLOUGH CORP           COM              806605101      399    22425 SH       SOLE                  9200       13225       0
SOUTHERN COMPANY               COM              842587107      246     8670 SH       SOLE                  2150        6520       0
SPRINT CORPORATION PCS         SERIES 1         852061506       57    13084 SH       SOLE                 10650        2434       0
STATE STREET BANK CORP                          857477103      950    30050 SH       SOLE                  3550       26100     400
SUN MICROSYSTEMS                                866810104       74    23000 SH       SOLE                 17800        5100     100
SUNGUARD DATA SYSTEM                            867363103      487    22900 SH       SOLE                 10100       12500     300
SYSCO CORPORATION                               871829107      246     9700 SH       SOLE                  3000        6700       0
TYCO INTL LTD NEW              COM              902124106      174    13550 SH       SOLE                  8950        4000     600
UST INC                        COM              902911106      202     7350 SH       SOLE                  7350           0       0
UNITED TECHNOLOGIES CORP       COM              913017109      684    11845 SH       SOLE                  1700        9895     250
VERIZON COMMUNICATION INC                       92343V104     2153    60936 SH       SOLE                 35140       25796       0
VERIZON COMMUNICATION INC                       92343V104      206     5840 SH       DEFINED               5840           0       0
VODAFONE GROUP PLC NEW                          92857W100      206    11317 SH       SOLE                  8692        2625       0
WACHOVIA CORP 2ND NEW          COM              929903102     3050    89549 SH       SOLE                 51376       38173       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 3                                             28161   890844                              453683      426911   10250

PAGE 4 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
WAL-MART STORES                                 931142103      645    12400 SH       SOLE                  5525        6875       0
WELLS FARGO & CO NEW                            949746101     1631    36269 SH       SOLE                  8769       27000     500
WYETH                          COM              983024100     1626    43025 SH       SOLE                 16625       26400       0
ZIMMER HLDGS INC                                98956P102      459     9445 SH       SOLE                  5235        4210       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 4                                              4361   101139                               36154       64485     500




GRAND TOTALS                                                125355  4273876                             2411426     1841000   21450
                                                           =======  =======                            ========    ========   =====